SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 390,164	$ 173,174	$ 681,602	$ 375,243	$ 817,898	$ 7,499
Online Advertising [Member]
Disaggregation of Revenue [Line Items]
Total						1,200
Sales of Goods [Member]
Disaggregation of Revenue [Line Items]
Total				123,736		6,299
Technology Service [Member]
Disaggregation of Revenue [Line Items]
Total			$ 681,602	$ 251,507	$ 817,898